Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 25, 2024	Apr. 10, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 30, 2023	Aug. 09, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 09, 2022	Oct. 05, 2022	Sep. 14, 2022	Aug. 08, 2022
C000238758 [Member]
Account Value [Line Items]
Accumulated Value	$ 14,621	$ 13,579	$ 13,680	$ 14,085	$ 13,039			$ 12,839	$ 11,935	$ 10,827			$ 11,261	$ 10,665		$ 10,384	$ 10,000
C000238755 [Member]
Account Value [Line Items]
Accumulated Value	19,062	16,558	17,953	17,181	16,396			15,441	13,961	12,319			12,809	11,503		10,276	10,000
C000238756 [Member]
Account Value [Line Items]
Accumulated Value	13,425	13,171	12,684	12,952	11,943			12,229	11,194	10,262			10,436	10,162		10,249	10,000
C000237295 [Member]
Account Value [Line Items]
Accumulated Value	16,498	14,792	15,490	15,070	14,252			13,664	12,379	11,061			11,404	10,479		9,707			$ 10,000
C000237654 [Member]
Account Value [Line Items]
Accumulated Value	13,012		11,518		11,969				11,151				10,379		$ 10,000
C000242671 [Member]
Account Value [Line Items]
Accumulated Value	11,207		10,914		10,588				10,287			$ 10,000
C000241772 [Member]
Account Value [Line Items]
Accumulated Value	11,661	10,431	9,830	10,575	9,932	$ 10,000
C000248532 [Member]
Account Value [Line Items]
Accumulated Value	10,935	10,114	10,719	10,664	9,826		$ 10,000
C000240405 [Member]
Account Value [Line Items]
Accumulated Value	14,512	12,455	11,658	12,559	11,305			11,150	10,106	9,549	$ 10,000
C000238757 [Member]
Account Value [Line Items]
Accumulated Value	12,971	12,186	13,264	13,253	12,183			12,545	12,113	10,463			11,000	10,476		10,097	10,000
C000242670 [Member]
Account Value [Line Items]
Accumulated Value	11,082	10,885	10,591	10,942	10,429			10,383	10,403	9,821		10,000
C000237296 [Member]
Account Value [Line Items]
Accumulated Value	11,762		11,633		12,596				11,648				11,193			11,857				$ 10,000
C000237297 [Member]
Account Value [Line Items]
Accumulated Value	21,497	16,037	18,538	18,936	20,404			18,008	15,884	13,079			13,916	12,310		9,823		$ 10,000
Bloomberg US 1000 Dividend Growth Index ($14,767) [Member]
Account Value [Line Items]
Accumulated Value	14,767	13,699	13,790	14,189	13,122			12,908	11,986	10,859			11,289	10,680		10,390	10,000
Bloomberg US 1000 Growth Index ($19,162) [Member]
Account Value [Line Items]
Accumulated Value	19,162	16,627	18,026	17,249	16,448			15,489	13,987	12,340			12,829	11,513		10,276	10,000
Bloomberg US 1000 Value Index ($13,492) [Member]
Account Value [Line Items]
Accumulated Value	13,492	13,230	12,740	13,005	11,982			12,262	11,212	10,273			10,445	10,164		10,251	10,000
Bloomberg US Large Cap Index/Solactive GBS United States 500 Index ($16,528) [Member]
Account Value [Line Items]
Accumulated Value	16,528	14,813	15,515	15,090	14,267			13,681	12,386	11,068			11,412	10,484		9,708			10,000
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index ($13,410) [Member]
Account Value [Line Items]
Accumulated Value	13,410		11,795		12,243				11,364				10,368		$ 10,000
Bloomberg US Treasury Bill Index ($10,987) [Member]
Account Value [Line Items]
Accumulated Value	10,987		10,760		10,486				10,219			10,000
Bloomberg Developed Markets Ex US Large & Mid Cap Index ($10,259) [Member]
Account Value [Line Items]
Accumulated Value	11,833	10,567	9,933	10,711	9,944	$ 10,000
Bloomberg US 400 Index ($10,971) [Member]
Account Value [Line Items]
Accumulated Value	10,971	10,147	10,755	10,695	9,846		10,000
Bloomberg FAANG 2.0 Select Index ($14,657) [Member]
Account Value [Line Items]
Accumulated Value	14,657	12,558	11,740	12,640	11,355			11,187	10,132	9,558	10,000
Bloomberg US 600 Index / Bloomberg US 2000 Index ($13,030) [Member]
Account Value [Line Items]
Accumulated Value	13,030	12,225	13,310	13,292	12,214			12,577	12,137	10,478			11,016	10,487		10,102	10,000
Bloomberg U.S. Aggregate Bond Index ($10,938) [Member]
Account Value [Line Items]
Accumulated Value	10,938	10,808	10,515	10,848	10,312			10,305	10,386	9,723		10,000
Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index ($11,888) [Member]
Account Value [Line Items]
Accumulated Value	11,888		11,737		12,687				11,702				11,221			11,864				10,000
Bloomberg US Listed Semiconductors Select Index / Solactive United States Semiconductors 30 Capped Index ($21,771) [Member]
Account Value [Line Items]
Accumulated Value	21,771	16,212	18,727	19,110	20,566			18,146	15,977	13,135			13,967	12,331		9,824		10,000
Bloomberg US 1000 Index ($17,152) [Member]
Account Value [Line Items]
Accumulated Value	17,152	15,409	16,155	15,739	14,856			14,346	13,004	11,610			11,986	11,034		10,266	$ 10,000
Bloomberg US Large Cap Equity Index ($16,521) [Member]
Account Value [Line Items]
Accumulated Value	16,521	14,806	15,508	15,083	14,261			13,675	12,386	11,062			11,408	10,474		9,710			$ 10,000
Bloomberg U.S. Aggregate Bond Index ($10,938) [Member]
Account Value [Line Items]
Accumulated Value	10,938		10,515		10,312				10,386			$ 10,000
Bloomberg US 1000 Index ($12,177) [Member]
Account Value [Line Items]
Accumulated Value	12,177	10,940	11,469	11,174	10,547		$ 10,000
Bloomberg US 1000 Index ($14,069) [Member]
Account Value [Line Items]
Accumulated Value	14,069	12,639	13,251	12,910	12,186			11,768	10,666	9,523	$ 10,000
Bloomberg US 1000 Index ($15,502) [Member]
Account Value [Line Items]
Accumulated Value	15,502		14,601		13,427				11,753				10,833			9,279				$ 10,000
Bloomberg US 1000 Index ($16,932) [Member]
Account Value [Line Items]
Accumulated Value	$ 16,932	$ 15,212	$ 15,947	$ 15,537	$ 14,666			$ 14,162	$ 12,837	$ 11,461			$ 11,832	$ 10,892		$ 10,135		$ 10,000